ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
ACCRUED EXPENSES	ACCRUED EXPENSES
Accrued expenses is comprised of the following:

	Successor	Predecessor
(in thousands of $)	December 31, 2022	December 31, 2021
Interest expense	37,056	52,700
Vessel operating expenses	7,688	3,974
Administrative expenses	6,135	2,194
Current tax payable	396	226
Accrued expenses	51,275	59,094

Vessel operating expenses comprise of accruals such as crew wages, brokers' commissions, vessel supplies, routine repairs, maintenance, lubricating oils and other vessel expenses.

Administrative expenses related accruals comprise of general overheads including legal and professional fees, personnel costs and other corporate expenses.